Exchange rates in US$ - Summary of principal exchange rate used in preparation of financial statements (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
United Kingdom, Pounds
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$	1.34	1.29	1.36
Year-end exchange rate per U.S.$	1.27	1.34	1.22
Australian dollar [Member]
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$	0.75	0.77	0.74
Year-end exchange rate per U.S.$	0.70	0.78	0.72
Canadian dollar [Member]
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$	0.77	0.77	0.76
Year-end exchange rate per U.S.$	0.73	0.79	0.74
Euro Member Countries, Euro
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$	1.18	1.13	1.11
Year-end exchange rate per U.S.$	1.14	1.20	1.05
South African rand [Member]
Disclosure Of Foreign Exchange Rates [Line Items]
Full-year average exchange rate per U.S.$	0.076	0.075	0.068
Year-end exchange rate per U.S.$	0.069	0.081	0.073